SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Estimated useful lives are as follows:

Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing such promotional allowances for the years ended December 31, 2017, 2016 and 2015 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2017	2016	2015
Rooms	$30,429	$30,865	$24,625
Food and beverage	85,715	79,719	64,676
Entertainment, retail and other	12,125	16,057	9,365

	$128,269	$126,641	$98,666

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2017	2016	2015
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,467,653,209	1,516,714,277	1,617,263,041
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	11,689,000	8,569,995	9,845,729

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,479,342,209	1,525,284,272	1,627,108,770

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	6,624,345	9,500,248	5,016,735

Schedule of Accumulated Other Comprehensive Losses

As of December 31, 2017 and 2016, the Group’s accumulated other comprehensive losses consisted of the following components, net of tax and noncontrolling interests:

	December 31,
	2017	2016
Foreign currency translation adjustments	$25,460	$24,768
Unrealized loss on investment securities	1,150	—

	$26,610	$24,768